Allspring Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

September 1, 2022

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 759 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for the Fund listed in Exhibit A, the form of Retail Class Prospectus, Administrator Class Prospectus, Class R Prospectus, Class R6 Prospectus and the Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the Retail Class Prospectus, Administrator Class Prospectus, Class R Prospectus, Class R6 Prospectus and the Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 735 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on August 25, 2022.

If you have any questions, please contact me at (857) 990-1101.

Sincerely,

/s/ Maureen Towle

Maureen Towle

Senior Counsel

Exhibit A

Allspring Absolute Return Fund